Trading portfolio	12 Months Ended
Dec. 31, 2022
Net assets (liabilities) [abstract]
Trading portfolio	Trading portfolio

Accounting for trading portfolio assets and liabilities
In accordance with IFRS 9, all assets and liabilities held for trading purposes are held at fair value with gains and losses in the changes in fair value taken to the income statement in net trading income (Note 5).

	Barclays Bank Group
	2022	2021
	£m	£m
Debt securities and other eligible bills	55,430	50,700
Equity securities	65,034	83,113
Traded loans	13,198	12,525
Commodities	109	533
Trading Portfolio Assets	133,771	146,871

Debt securities and other eligible bills	(39,068)	(34,079)
Equity securities	(33,392)	(19,212)
Trading Portfolio Liabilities	(72,460)	(53,291)